SoFi Agentic AI ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary Products - 8.0%
Aurora Innovation, Inc. - Class A(a)	28,233	$118,296
Tesla, Inc.(a)	1,603	689,563
		807,859

Health Care - 16.6%
Illumina, Inc.(a)	4,292	564,183
Intuitive Surgical, Inc.(a)	944	541,365
Recursion Pharmaceuticals, Inc. - Class A(a)	9,420	43,615
Thermo Fisher Scientific, Inc.	918	542,382
		1,691,545

Industrial Products - 21.8%
AeroVironment, Inc.(a)	1,386	387,332
Deere & Co.	956	444,052
Kratos Defense & Security Solutions, Inc.(a)	4,629	352,267
Rockwell Automation, Inc.	1,248	494,033
Symbotic, Inc. - Class A(a)	1,156	96,838
Trimble, Inc.(a)	5,479	446,100
		2,220,622

Software & Tech Services - 30.9%(b)
C3.ai, Inc. - Class A(a)	3,298	47,656
CrowdStrike Holdings, Inc. - Class A(a)	1,063	541,237
Palantir Technologies, Inc. - Class A(a)	3,673	618,717
Palo Alto Networks, Inc.(a)	2,325	442,052
Salesforce, Inc.	1,935	446,095
ServiceNow, Inc.(a)	530	430,577
UiPath, Inc. - Class A(a)	11,469	158,961
Zoom Communications, Inc. - Class A(a)	5,400	458,784
		3,144,079

Tech Hardware & Semiconductors - 22.1%
Arista Networks, Inc.(a)	3,119	407,591
NVIDIA Corp.	3,367	595,959
Ouster, Inc.(a)	924	21,215
QUALCOMM, Inc.	2,905	488,302
Teradyne, Inc.	4,025	732,107
		2,245,174

TOTAL COMMON STOCKS (Cost $9,731,138)		10,109,279

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(c)	63,158	$63,158

TOTAL SHORT-TERM INVESTMENTS (Cost $63,158)		63,158

TOTAL INVESTMENTS - 100.0% (Cost $9,794,296)		$10,172,437
Liabilities in Excess of Other Assets - 0.0%(d)		(3,316)
TOTAL NET ASSETS - 100.0%		$10,169,121

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.
(d)	Does not round to 0.1% or (0.1)%, as applicable.